Segment Report - Schedule of Segment Report (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Tax rate included in South Deep	29.00%	29.00%	30.00%
Equity Accounted Joint Venture	$ 172.0	$ 177.5
Share of loss of associates after taxation included in other income	3.1	(13.1)	$ (1.3)
Revenue from the sale of copper	165.1	169.2	177.8
Corporate and other [member] | Other income/cost [member]
Disclosure of operating segments [line items]
Share of loss of associates after taxation included in other income	3.1	(13.1)	(1.3)
Corporate related costs	18.9	31.4	$ 9.0
Repurchase of notes, value	1,000.0
Gain loss on repurchase of notes	5.0
Asanko [member]
Disclosure of operating segments [line items]
Equity Accounted Joint Venture	$ 89.9	$ 85.8